ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2014	2013
Accounts payable	$2,527,020	$2,866,017
Owed to officer	5,650	16,088
Accrued interest	411,269	1,016,584
Accrued rent expense	135,874	135,874
Accrued salaries, bonuses and payroll taxes	143,648	824,492
Accrued professional fees	196,976	230,433
	$3,420,437	$5,089,488

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2013	2012
Accounts payable	$2,866,017	$1,224,313
Accrued interest	1,016,584	669,035
Accrued rent expense	135,874	135,874
Accrued salaries, bonuses and payroll taxes	824,492	612,712
Accrued professional fees	230,433	204,247
Owed to officers	16,088	-
	$5,089,488	$2,846,181